EQUITY	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 11:	EQUITY

a.	The common shares of the Company are traded on the Tel-Aviv Stock Exchange and on the NASDAQ.

Common shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock option plans:

In 2011, in connection with the acquisition of IDIT and FIS, the Company's board of directors approved its 2011 Share Incentive Plan (the “2011 Plan”) pursuant to which the Company's employees, directors, officers, consultants, advisors, suppliers, business partner, customer and any other person or entity whose services are considered valuable are eligible to receive awards of share options, restricted shares, restricted share units and other share-based awards. Options granted under the 2011 Plan may be exercised for a period of up to 6 years from the date of grant and become exercisable in four equal, annual installments, beginning with the first anniversary of the date of the grant, or pursuant to such other schedule as may provide in the option agreement.

The total number of Common Shares available under the 2011 Plan was set at 4,000,000. Upon the approval of the 2011 Plan, the board of directors determined that no further awards would be issued under the Company's previously existing share incentive plans.

Pursuant to the terms of the acquisitions of IDIT and FIS, the Company replaced unvested options with Sapiens options, based on the agreed exchange ratio applicable to the purchase of the outstanding shares of IDIT and FIS, respectively. Each replaced option is subject to the same terms and conditions, including vesting and timing of exercisability, as applied to any such option immediately prior to the acquisition.

As of December 31, 2012 1,410,270 common shares of the Company were available for future grant under the 2011 Plan. Any option granted under the 2011 Plan which are forfeited or cancelled before expiration, will become available for future grant under the 2011 Plan.

A summary of the stock option activities in 2012 is as follows:

	Year ended December 31, 2012
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	5,187,146	1.97	4.56	9,405
Granted	432,805	3.84
Exercised	(1,244,679)	1.68
Expired and forfeited	(154,463)	2.5

Outstanding at December 31, 2012	4,220,809	2.21	3.91	7,562

Exercisable at December 31, 2012	2,954,488	1.88	3.35	6,265

In 2010, 2011 and 2012, the Company granted 789,000, 2,429,844 and 432,805 stock options to employees and directors, respectively.

The weighted average grant date fair values of the options granted during the years ended December 31, 2010, 2011 and 2012 were $ 1.08, $ 2.25 and $ 1.96, respectively.

The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was $16, $ 253 and $ 2,668, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2012 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2012	Term	price	2012	Exercisable
		(Years)	$		$

1-1.5	1,864,802	2.63	1.46	1,811,072	1.47
1.55-1.68	384,632	2.87	1.61	227,132	1.61
1.78	274,758	5.25	1.78	230,827	1.78
2-2.25	130,250	2.89	2.20	30,250	2.19
2.38-2.63	400,921	7.73	2.52	265,816	2.51
3	300,000	4.97	3	100,000	3
3.63-3.7	175,275	1.88	3.33	175,275	3.63
3.75	191,000	5	3.75	47,750	3.75
3.84	432,805	5.93	3.84	-	3.84
4.06-4.65	66,366	3.41	4.22	66,366	4.22

	4,220,809	3.91	2.21	2,954,488	1.88

c.	The total stock-based compensation expenses related to all of the Company's equity-based awards recognized for the years ended December 31, 2010, 2011 and 2012 was, $ 412, $ 336 and $ 690, respectively.

d.	As of December 31, 2012, there was $ 1,666 of total unrecognized compensation cost related to non-vested options granted under the Plan and the Special Plan, which is expected to be recognized over a period of up to four years.

e.	Warrants:

The following table summarizes information regarding outstanding warrants to purchase Common shares of the Company as of December 31, 2012:

Warrants to Common shares	Weighted average exercise price per share	Warrants exercisable	Exercisable through

1,000,000	$3.82	1,000,000	August 2014
11,000	$2.00	11,000	May 2015
17,000	$2.24	17,000	February 2015

1,028,000	$3.77	1,028,000

f.	Repurchase of shares:

On November 28, 2012, the Company repurchased from one of its shareholders 2,000,000 common shares, representing approximately 5% of the total number of issued and outstanding common shares, at a price of $ 3.50 per share, for a total consideration of $7,000. The repurchased shares are held as treasury shares.